Stock Options (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017
Stock Options Tables
Schedule of computing the fair value of the options using the Black-Scholes pricing model

The Company utilized the following key assumptions in computing the fair value of the option grants using the Black-Scholes pricing model for fiscal 2017:

Fiscal 2017
Weighted-average volatility	121%
Expected dividends	None
Expected term (in years)	10.00
Weighted-average risk-free interest rate	2.23%

The Company utilized the following key assumptions in computing the fair value of the options using the Black-Scholes pricing model:

	May 5,	September 10,	December 4,	February 10,
	2015	2015	2015	2016
Weighted-average volatility	125%	121%	125%	126%
Expected dividends	None	None	None	None
Expected term (in years)	10.00	10.00	10.00	1.00
Weighted-average risk-free interest rate	1.54%	2.23%	1.71%	0.42%

Summary of stock options activity

The following table summarizes information about the Company’s stock options as of November 30, 2017 and activity during the first nine months of fiscal 2018 and for the fiscal year 2017:

	Number of Options	Weighted Average Exercise Price
Outstanding - February 29, 2016	2,592,310	$0.10
Granted	-	-
Exercised	-	-
Canceled or expired	-	-
Outstanding - February 28, 2017	2,592,310	$0.10
Granted	-	-
Exercised	(200,000)	$0.10
Cancelled or expired	-	-
Outstanding – November 30, 2017	2,392,310	$0.10
Exercisable at November 30, 2017	2,392,310	$0.10

The following table summarizes information about the Company’s stock options as of February 28, 2017 and activity during the fiscal years 2017 and 2016:

	Number of Options	Weighted Average Exercise Price
Outstanding - February 28, 2015	3,450,000	$0.96
Granted	2,592,310	0.10
Canceled or expired	(3,450,000)	0.86
Outstanding - February 29, 2016	2,592,310	$0.10
Granted	-	-
Canceled or expired	-	-
Outstanding - February 28, 2017	2,592,310	$0.10
Exercisable at February 28, 2017	2,592,310	$0.10

Summary of stock options outstanding

The following table summarizes information about stock options outstanding as of November 30, 2017:

Exercise Price	Number Outstanding	Weighted Average Remaining Life (years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercisable Price
$0.10	400,000	8.00	$0.12	400,000	$0.12
$0.15	1,292,310	0.42	$0.02	1,292,310	$0.02
$0.25	500,000	7.42	$0.21	500,000	$0.21
$0.30	200,000	8.75	$0.25	200,000	$0.25
$0.10 - $0.30	2,392,310	3.44	$0.10	2,392,310	$0.10

The following table summarizes information about stock options outstanding as of February 28, 2017:

Exercise Price	Number Outstanding	Weighted Average Remaining Life (years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercisable Price
$0.10	600,000	8.75	$0.12	600,000	$0.12
$0.15	1,292,310	0.92	$0.02	1,292,310	$0.02
$0.25	500,000	8.17	$0.21	500,000	$0.21
$0.30	200,000	8.50	$0.25	200,000	$0.25
$0.10 - $0.30	2,592,310	4.21	$0.09	2,592,310	$0.09